Condensed Consolidated Statements of Cash Flows - Orbitz - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Operating activities:
Net income/(loss)	$ (25,190)	$ 947	$ 17,280
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	28,478	28,880	57,549
Amortization of unfavorable contract liability			(325)
Non-cash net interest expense	4,532	5,237	11,193
Deferred income taxes	2,271	11,556	25,234
Stock compensation	7,416	6,803	12,196
Changes in assets and liabilities:
Accounts receivable	(29,759)	(63,438)	(38,588)
Due from Travelport, net			(3,285)
Accounts payable, accrued expenses and other current liabilities	15,857	24,168	16,489
Accrued merchant payable	139,588	175,944	34,636
Deferred income	16,787	21,920	1,238
Other	14,716	(5,893)	15,882
Net cash provided by operating activities	174,696	206,124	149,499
Investing activities:
Property and equipment additions	(29,312)	(21,168)	(51,131)
Acquisitions, net of cash acquired	0	(10,000)	(10,000)
Changes in restricted cash	5,116	(17,748)	17,344
Net cash used in investing activities	(24,196)	(48,916)	(43,787)
Financing activities:
Payments on and retirement of term loans	(18,151)	(443,250)	(445,500)
Issuance of long-term debt, net of issuance costs	0	443,256	443,256
Employee tax withholdings related to net share settlements of equity-based awards	(8,452)	(6,747)	(7,217)
Proceeds from exercise of employee stock options	2,140	143	467
Payments on tax sharing liability	(8,921)	(4,616)	(14,375)
Net cash used in financing activities	(33,384)	(11,214)	(23,369)
Effects of changes in exchange rates on cash and cash equivalents	(800)	1,288	(11,246)
Net increase/(decrease) in cash and cash equivalents	116,316	147,282	71,097
Cash and cash equivalents at beginning of period	188,482	117,385	117,385
Cash and cash equivalents at end of period	304,798	264,667	188,482
Supplemental disclosure of cash flow information:
Income tax payments, net	1,686	1,889	3,231
Cash interest payments	11,553	13,104	24,394
Non-cash investing activity:
Capital expenditures incurred but not yet paid	$ 2,570	$ 3,811	$ 3,281